Italy Sale Disclosure	12 Months Ended
Dec. 31, 2023
Italy Sale Disclosure [Abstract]
Italy Sale Disclosure
21.	Italy Sale Disclosure

In June 2023 the Company engaged an Italian firm to market the Company’s operating assets in Italy. During the fourth quarter of 2023 a buyer was identified, and the sale of the assets was finalized on December 28, 2023. The Company received a cash consideration of $17.5 million for all operating assets. In accordance with ASC 360, the Company removed the disposal group and recognized a loss of $5.5 million upon sale on December 28, 2023, of which $0.6 million were cost associated with the sale. The balances and results of the Italian disposal group are presented below:

	As of December 28,	Year Ended December 31,
Italy	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$100	$295
Accounts receivable, net	-	932
Other current assets	338	1,030
Property, plant, and equipment, net	-	21,735
Operating leases, non-current - assets	-	4
Other non-current assets	3,819	800
Total assets held for sale	$4,257	$24,796

Liabilities:
Accounts payable	$21	$109
Other current liabilities	578	1,080
Other non-current liabilities	-	216
Total liabilities to be disposed of	$599	$1,405

Net assets held for sale	$3,658	$23,391

	Year Ended December 31,
Italy	2023	2022
	(in thousands)

Revenues	$3,360	$3,354

Operating Expenses
Cost of revenues	(1,204)	(812)
Selling, general, and administrative	(69)	(77)
Depreciation, amortization, and accretion	(1,638)	(1,614)
Loss on disposal of asset	(5,501)	-
Total operating expenses	(8,412)	(2,503)

Income/(Loss) from discontinued operations	(5,052)	851

Other income/(expense):
Other expense	(15)	-
Other income	-	22
Total other expenses	$(15)	$22
Income/(Loss) before provision for income taxes	$(5,067)	$873
Income taxes	-	-
Net income/(loss) from discontinued operations	$(5,067)	$873

Impact on EPS
Net income/(loss) attributable to common stockholders, basic	$(5,067)	$873
Net income/(loss) attributable to common stockholders, diluted	(5,067)	873
Net income/(loss) per share attributable to common stockholders, basic	$(0.09)	$0.02
Net income/(loss) per share attributable to common stockholders, diluted	(0.09)	0.02
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000